Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets	12 Months Ended
Dec. 31, 2022
Printers leased to customers [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	25.00%
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	3.50%
Bottom of range [member] | Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	7.00%
Bottom of range [member] | Computers [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	20.00%
Bottom of range [member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	7.00%
Bottom of range [member] | Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	20.00%
Top of range [member] | Machinery and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	25.00%
Top of range [member] | Computers [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	33.00%
Top of range [member] | Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	15.00%
Top of range [member] | Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of property plant and equipment, useful life span of the assets [Line Items]
Depreciation rates useful life span of assets	34.00%